                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08916

Morgan Stanley Information Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Information Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund"s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-months ended September 30, 2004

TOTAL RETURN FOR THE 6-MONTH PERIOD ENDED
SEPTEMBER 30, 2004

                                                                      LIPPER
                                                      S&P          SCIENCE &
                                                      500         TECHNOLOGY
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)     FUNDS INDEX(2)
 -12.82%     -13.15%     -13.17%     -12.69%      -0.18%            -11.01%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

Equities generally weakened in the six months ended September 30, 2004. This overall performance was hindered by more mixed economic news, rising interest rates and oil prices, as well as various uncertainties such as the presidential election. While an extremely low interest rate environment had been supportive of equities over the previous year, during this review period the Federal Open Market Committee moved to end this environment by instituting measured hikes in interest rates. In addition, a steady increase in the price of oil served to slow market performance considerably, as it weighed more on investors' minds. These developments hurt corporate capital expenditures and weakened consumer spending, with consequences for such cyclical industries as technology goods and advertising media. As cyclical industries and high-beta companies suffered over the period, less-cyclical industries within the technology sector, such as telecommunications, technology consulting and computer services, performed relatively better.

PERFORMANCE ANALYSIS

Morgan Stanley Information Fund underperformed both the S&P 500 Index and the Lipper Science & Technology Funds Index for the six-month period ended September 30, 2004. This underperformance was driven largely by the slowing equity market and rising oil prices that occurred over the period, particularly affecting technology companies. Within the information technology sector, the Fund's holdings in the software and semiconductor industries were a major detractor from performance. The semi-conductor and semiconductor capital equipment industries suffered greatly as falling demand and rising inventories led to a dramatic decline in pricing power that greatly impaired the profitability of many of these companies. Stocks that served as a drag on the Fund's returns included Intel and Texas Instruments. The Fund's allocation to the software sector also hindered performance; though many software companies had been in recovery prior to the start of the six-month period, a number of them like Microsoft were strongly affected by the drop in demand.

Other positions were more favorable for performance over the period. The Fund's allocation to the computer services industry was positive, as many of these companies saw demand for their business increase. Although the demand for technology products fell over the period, the growth accomplished by many such companies prior to this reporting period had resulted in a need for technology consulting services as companies focused again on finding IT plans and sought to hire consultants. The Fund benefited from its holdings in Indian information technology companies as well as Anteon and Computer Sciences, because these companies made gains based on improving demand. Exposure to the telecommunications sector was beneficial, as Citizens Communications, Nextel International and American Movil made gains. Although allocations to the software and semiconductor sectors hurt the Fund over these six months, a number of holdings within these sectors proved positive individually. Symantec, a leading provider of antivirus software, made gains within the software sector, while Qualcomm performed well within the semiconductor sector as a result of growth in the wireless market and became one of the top five performers for the Fund.

   TOP 10 HOLDINGS
   Microsoft Corp.                                      4.9%
   Anteon International                                 3.7
   Cisco Systems Inc.                                   3.4
   Qualcomm Inc.                                        3.3
   Dell Inc.                                            3.0
   International Business Machines Corp.                2.9
   Symantec Corp.                                       2.8
   NII Holdings Inc.                                    2.5
   Intel Corp.                                          2.4
   France Telecom S.A.                                  2.2

   TOP FIVE INDUSTRIES
   Packaged Software                                   16.7%
   Semiconductors                                      14.9
   Information Technology Services                     12.6
   Telecommunications Equipment                         7.9
   Computer Communications                              6.1

Data as of September 30, 2004. Subject to change daily. All percentages for the top 10 holdings and top five industries are as a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES OF COMPANIES LOCATED THROUGHOUT THE WORLD THAT ARE ENGAGED IN THE COMMUNICATIONS AND INFORMATION INDUSTRY. THE FUND NORMALLY HOLDS COMMON STOCKS AND OTHER EQUITY SECURITIES OF COMPANIES LOCATED IN AT LEAST THREE COUNTRIES, ONE OF WHICH IS THE UNITED STATES. THE FUND MAY INVEST UP TO 50 PERCENT OF ITS NET ASSETS IN THE SECURITIES (INCLUDING DEPOSITARY RECEIPTS) OF FOREIGN COMPANIES; HOWEVER, IT WILL NOT INVEST MORE THAN 25 PERCENT OF ITS NET ASSETS IN ANY ONE FOREIGN COUNTRY. IN ADDITION, THE FUND WILL NOT INVEST MORE THAN 10 PERCENT OF ITS NET ASSETS IN CONVERTIBLE SECURITIES. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S INVESTMENT MANAGER, MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS BUSINESS, ECONOMIC AND POLITICAL CONDITIONS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED SEPTEMBER 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED SEPTEMBER 30, 2004

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 11/28/95)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              IFOAX                     IFOBX                    IFOCX                    IFODX
   1 YEAR                              (1.78)%(3)                (2.58)%(3)               (2.69)%(3)               (1.53)%(3)
                                       (6.93)(4)                 (7.45)(4)                (3.67)(4)                   --
   5 YEARS                            (13.45)(3)                (14.12)(3)               (14.12)(3)               (13.28)(3)
                                      (14.38)(4)                (14.41)(4)               (14.12)(4)                   --
   SINCE INCEPTION                      2.62(3)                   3.06(3)                  1.85(3)                  2.85(3)
                                        1.85(4)                   3.06(4)                  1.85(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*    The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum CDSC for Class C is 1% for shares redeemed within one year of purchase.

++   Class D has no sales charge.

(1) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Science & Technology Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Science & Technology Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/04 - 09/30/04.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD*
                                                                   -------------       -------------       --------------
                                                                                                             04/01/04 -
                                                                     04/01/04            09/30/04             09/30/04
                                                                   -------------       -------------       --------------
CLASS A
Actual (-12.82% return).....................................         $1,000.00           $  871.80             $ 7.13
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,017.45             $ 7.69
CLASS B
Actual (-13.15% return).....................................         $1,000.00           $  868.50             $10.63
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,013.69             $11.46
CLASS C
Actual (-13.17% return).....................................         $1,000.00           $  868.30             $10.63
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,013.69             $11.46
CLASS D
Actual (-12.69% return).....................................         $1,000.00           $  873.10             $ 5.96
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.70             $ 6.43

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 1.52%, 2.27%, 2.27% and 1.27% respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Morgan Stanley Information Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks and Warrants (99.7%)
              Aerospace & Defense
              (0.7%)
   100,000    United Defense
               Industries, Inc.*.......  $  3,999,000
                                         ------------
              Broadcasting (0.3%)
   500,000    Sirius Satellite Radio
               Inc.*...................     1,600,000
                                         ------------
              Cable/Satellite TV (2.2%)
   163,000    Cablevision Systems New
               York Group (Class A)*...     3,305,640
   350,000    Comcast Corp. (Class
               A)*.....................     9,884,000
                                         ------------
                                           13,189,640
                                         ------------
              Computer Communications
              (6.1%)
   400,000    Avaya Inc.*..............     5,576,000
 1,100,000    Cisco Systems, Inc.*.....    19,910,000
   400,000    Emulex Corp.*............     4,608,000
   250,000    Juniper Networks,
               Inc.*...................     5,900,000
                                         ------------
                                           35,994,000
                                         ------------
              Computer Peripherals
              (5.8%)
   100,000    Avid Technology, Inc.*...     4,687,000
   750,000    EMC Corp.*...............     8,655,000
   500,000    Network Appliance,
               Inc.*...................    11,500,000
   150,000    Zebra Technologies Corp.
               (Class A)*..............     9,151,500
                                         ------------
                                           33,993,500
                                         ------------
              Computer Processing
              Hardware (3.4%)
   500,000    Dell Inc.*...............    17,800,000
   500,000    Sun Microsystems,
               Inc.*...................     2,020,000
                                         ------------
                                           19,820,000
                                         ------------
              Data Processing Services
              (2.0%)
   250,000    Computer Sciences
               Corp.*..................    11,775,000
                                         ------------
              Electrical Products
              (0.2%)
   100,000    Ultralife Batteries,
               Inc.*...................     1,017,000
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Electronic Components
              (1.8%)
   150,000    Flextronics International
               Ltd. (Singapore)*.......  $  1,987,500
   375,000    Jabil Circuit, Inc.*.....     8,625,000
                                         ------------
                                           10,612,500
                                         ------------
              Electronic Distributors
              (1.3%)
   150,000    Arrow Electronics,
               Inc.*...................     3,387,000
    75,000    CDW Corp. ...............     4,352,250
                                         ------------
                                            7,739,250
                                         ------------
              Electronic
              Equipment/Instruments
              (3.1%)
   146,100    Cogent, Inc.*............     2,661,942
   300,000    Scientific-Atlanta,
               Inc. ...................     7,776,000
   600,000    Symbol Technologies,
               Inc. ...................     7,584,000
                                         ------------
                                           18,021,942
                                         ------------
              Electronic Production
              Equipment (4.3%)
   400,000    Applied Materials,
               Inc.*...................     6,596,000
   300,000    ASML Holding N.V.
               (Netherlands)*..........     3,861,000
   150,000    KLA-Tencor Corp.*........     6,222,000
   200,000    Novellus Systems,
               Inc.*...................     5,318,000
   100,000    Varian Semiconductor
               Equipment Associates,
               Inc.*...................     3,090,000
                                         ------------
                                           25,087,000
                                         ------------
              Industrial Conglomerates
              (1.0%)
   200,000    Tyco International Ltd.
               (Bermuda)...............     6,132,000
                                         ------------
              Industrial Specialties
              (0.4%)
    50,000    Nitto Denko Corp. .......     2,302,452
                                         ------------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Information Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Information Technology
              Services (12.6%)
   400,000    Accenture Ltd. (Class A)
               (ADR) (Bermuda)*........  $ 10,820,000
   250,000    Amdocs Ltd.*.............     5,457,500
   600,000    Anteon International
               Corp.*..................    21,990,000
    80,000    Infosys Technologies Ltd.
               (ADR) (India)...........     4,528,000
   200,000    International Business
               Machines Corp. .........    17,148,000
   250,000    PeopleSoft, Inc.*........     4,962,500
   250,000    RSA Security, Inc.*......     4,825,000
   200,000    Satyam Computer Services
               Ltd. (ADR) (India)......     4,624,000
                                         ------------
                                           74,355,000
                                         ------------
              Internet Retail (1.7%)
   135,000    Amazon.com, Inc.*........     5,516,100
   200,000    IAC/InterActiveCorp.*....     4,404,000
                                         ------------
                                            9,920,100
                                         ------------
              Internet
              Software/Services (3.4%)
    15,800    JAMDAT Mobile Inc.*......       364,506
       327    Microstrategy Inc.
               (Warrants - expire
               06/24/07)*..............            30
   306,500    Siebel Systems, Inc.*....     2,311,010
   350,000    VeriSign, Inc.*..........     6,958,000
   300,000    Yahoo! Inc.*.............    10,173,000
                                         ------------
                                           19,806,546
                                         ------------
              Major Telecommunications
              (3.4%)
   519,000    France Telecom S.A. (ADR)
               (France)................    12,975,000
   350,000    Sprint Corp. (FON
               Group)..................     7,045,500
                                         ------------
                                           20,020,500
                                         ------------
              Medical Specialties
              (0.6%)
   200,000    PerkinElmer, Inc. .......     3,444,000
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Other Consumer Services
              (0.2%)
   121,800    Educate, Inc.*...........  $  1,436,022
                                         ------------
              Packaged Software (16.7%)
   200,000    Cognos, Inc. (Canada)*...     7,104,000
   250,000    Mercury Interactive
               Corp.*..................     8,720,000
 1,050,000    Microsoft Corp. .........    29,032,500
   130,000    NAVTEQ*..................     4,633,200
   450,000    Novell, Inc.*............     2,839,500
   500,000    Oracle Corp.*............     5,640,000
   200,000    Quest Software, Inc.*....     2,224,000
   300,000    Red Hat, Inc.*...........     3,672,000
   300,000    SAP AG (ADR) (Germany)...    11,685,000
   300,000    Symantec Corp.*..........    16,464,000
   330,000    VERITAS Software
               Corp.*..................     5,874,000
                                         ------------
                                           97,888,200
                                         ------------
              Recreational Products
              (1.2%)
   500,000    Activision, Inc.*........     6,935,000
                                         ------------
              Semiconductors (14.9%)
   400,000    Advanced Micro Devices,
               Inc.*...................     5,200,000
   250,000    Analog Devices, Inc. ....     9,695,000
   150,000    Broadcom Corp. (Class
               A)*.....................     4,093,500
   700,000    Intel Corp. .............    14,042,000
   300,000    Maxim Integrated
               Products, Inc. .........    12,687,000
   250,000    Micron Technology,
               Inc.*...................     3,007,500
   750,000    National Semiconductor
               Corp.*..................    11,617,500
   200,000    Silicon Image, Inc.*.....     2,528,000
   250,000    Silicon Laboratories
               Inc.*...................     8,272,500
   400,000    Texas Instruments
               Inc. ...................     8,512,000
   300,000    Xilinx, Inc. ............     8,100,000
                                         ------------
                                           87,755,000
                                         ------------
              Specialty
              Telecommunications (1.0%)
   450,000    Citizens Communications
               Co. ....................     6,025,500
                                         ------------

8
                       See Notes to Financial Statements

Morgan Stanley Information Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Telecommunication
              Equipment (7.9%)
   250,000    ADTRAN, Inc. ............  $  5,670,000
   200,000    Comverse Technology,
               Inc.*...................     3,766,000
   500,000    Corning Inc.*............     5,540,000
 2,173,913    Corvis Corp.*+...........     1,739,130
   100,000    Harris Corp. ............     5,494,000
 1,000,000    Lucent Technologies
               Inc.*...................     3,170,000
   100,000    Nokia Corp. (ADR)
               (Finland)...............     1,372,000
   500,000    QUALCOMM Inc. ...........    19,520,000
                                         ------------
                                           46,271,130
                                         ------------
              Wireless
              Telecommunications (3.5%)
   150,000    America Movil S.A. de
               C.V. (Series L) (ADR)
               (Mexico)................     5,854,500
   358,300    NII Holdings, Inc. (Class
               B)*.....................    14,765,543
                                         ------------
                                           20,620,043
                                         ------------

Total Investments
(Cost $538,689,510) (a).....    99.7%     585,760,325
Other Assets in Excess of
Liabilities.................     0.3        1,624,396
                               -----     ------------
Net Assets..................   100.0%    $587,384,721
                               =====     ============

---------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    + Resale is restricted to qualified institutional investors.
    (a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $90,066,509 and the aggregate gross unrealized depreciation is $42,995,694, resulting in net unrealized appreciation of $47,070,815.

SUMMARY OF INVESTMENTS

                                        PERCENT OF
       INDUSTRY             VALUE       NET ASSETS
--------------------------------------------------
Packaged Software.....  $ 97,888,200       16.7%
Semiconductors........    87,755,000       14.9
Information Technology
  Services............    74,355,000       12.6
Telecommunication
  Equipment...........    46,271,130        7.9
Computer
  Communications......    35,994,000        6.1
Computer
  Peripherals.........    33,993,500        5.8
Electronic Production
  Equipment...........    25,087,000        4.3
Wireless
 Telecommunications...    20,620,043        3.5
Major
 Telecommunications...    20,020,500        3.4
Computer Processing
  Hardware............    19,820,000        3.4
Internet
  Software/Services...    19,806,546        3.4
Electronic Equipment/
  Instruments.........    18,021,942        3.1
Cable/Satellite TV....    13,189,640        2.2
Data Processing
  Services............    11,775,000        2.0
Electronic
  Components..........    10,612,500        1.8
Internet Retail.......     9,920,100        1.7
Electronic
  Distributors........     7,739,250        1.3
Recreational
  Products............     6,935,000        1.2
Industrial
  Conglomerates.......     6,132,000        1.0
Specialty
 Telecommunications...     6,025,500        1.0
Aerospace & Defense...     3,999,000        0.7
Medical Specialties...     3,444,000        0.6
Industrial
  Specialties.........     2,302,452        0.4
Broadcasting..........     1,600,000        0.3
Other Consumer
  Services............     1,436,022        0.2
Electrical Products...     1,017,000        0.2
                        ------------       ----
                        $585,760,325       99.7%
                        ============       ====

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $538,689,510)..............     $585,760,325
Receivable for:
    Investments sold...............        9,582,161
    Shares of beneficial interest
      sold.........................           42,471
    Dividends......................           19,058
Prepaid expenses and other
  assets...........................          119,092
                                     ---------------
    Total Assets...................      595,523,107
                                     ---------------

Liabilities:
Payable for:
    Investments purchased..........        3,290,425
    Shares of beneficial interest
      redeemed.....................          648,033
    Distribution fee...............          448,500
    Investment management fee......          359,555
Payable to bank....................        3,221,091
Accrued expenses and other
  payables.........................          170,782
                                     ---------------
    Total Liabilities..............        8,138,386
                                     ---------------
    Net Assets.....................     $587,384,721
                                     ===============
Composition of Net Assets:
Paid-in-capital....................   $2,826,084,487
Net unrealized appreciation........       47,070,879
Accumulated net investment loss....       (5,517,276)
Accumulated net realized loss......   (2,280,253,369)
                                     ---------------
    Net Assets.....................     $587,384,721
                                     ===============
Class A Shares:
Net Assets.........................      $43,500,431
Shares Outstanding (unlimited
  authorized, $.01 par value)......        4,920,770
    Net Asset Value Per Share......            $8.84
                                     ===============
    Maximum Offering Price Per
    Share, (net asset value plus
    5.54% of net asset value)......            $9.33
                                     ===============
Class B Shares:
Net Assets.........................     $488,963,656
Shares Outstanding (unlimited
  authorized, $.01 par value)......       58,779,654
    Net Asset Value Per Share......            $8.32
                                     ===============
Class C Shares:
Net Assets.........................      $45,542,218
Shares Outstanding (unlimited
  authorized, $.01 par value)......        5,478,588
    Net Asset Value Per Share......            $8.31
                                     ===============
Class D Shares:
Net Assets.........................       $9,378,416
Shares Outstanding (unlimited
  authorized, $.01 par value)......        1,041,007
    Net Asset Value Per Share......            $9.01
                                     ===============

Statement of Operations
For the six months ended September 30, 2004
(unaudited)

Net Investment Loss:
Income
Dividends (net of $32,749 foreign
  withholding tax)...................  $   1,950,099
Interest.............................        139,250
                                       -------------
    Total Income.....................      2,089,349
                                       -------------
Expenses
Distribution fee (Class A shares)....         58,198
Distribution fee (Class B shares)....      2,809,482
Distribution fee (Class C shares)....        258,921
Investment management fee............      2,486,888
Transfer agent fees and expenses.....      1,793,860
Shareholder reports and notices......         80,827
Professional fees....................         39,523
Registration fees....................         34,719
Custodian fees.......................         27,387
Trustees' fees and expenses..........          3,567
Other................................         13,253
                                       -------------
    Total Expenses...................      7,606,625
                                       -------------
    Net Investment Loss..............     (5,517,276)
                                       -------------
Net Realized and Unrealized Gain
(Loss):
Net Realized Gain/Loss on:
Investments..........................     10,374,725
Futures contracts....................     (1,745,060)
                                       -------------
    Net Realized Gain................      8,629,665
Net change in unrealized
  appreciation/depreciation..........   (100,819,893)
                                       -------------
    Net Loss.........................    (92,190,228)
                                       -------------
Net Decrease.........................  $ (97,707,504)
                                       =============

10
                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX        FOR THE YEAR
                                                                 MONTHS ENDED          ENDED
                                                              SEPTEMBER 30, 2004   MARCH 31, 2004
                                                              ------------------   --------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................     $ (5,517,276)      $(13,068,371)
Net realized gain...........................................        8,629,665         75,202,330
Net change in unrealized appreciation.......................     (100,819,893)       158,070,442
                                                                 ------------       ------------
    Net Increase (Decrease).................................      (97,707,504)       220,204,401

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................      (98,411,203)       140,907,641
                                                                 ------------       ------------
    Net Increase (Decrease).................................     (196,118,707)       361,112,042
Net Assets:
Beginning of period.........................................      783,503,428        422,391,386
                                                                 ------------       ------------
End of Period
(Including a net investment loss of $5,517,276 and $0,
respectively)...............................................     $587,384,721       $783,503,428
                                                                 ============       ============

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Information Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on December 8, 1994 and commenced operations on November 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 (UNAUDITED) continued

Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 (UNAUDITED) continued

valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million but not exceeding $3 billion; and 0.70% to the portion of daily net assets in excess of $3 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 (UNAUDITED) continued

accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $98,462,313 at September 30, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $5, $770,985 and $3,098, respectively and received $8,097 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2004 aggregated $276,828,959 and $375,878,728, respectively. Included in the aforementioned transactions are purchases of $1,839,000 with other Morgan Stanley funds.

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 (UNAUDITED) continued

For the six months ended September 30, 2004, the Fund incurred brokerage commissions of $163,884 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At September 30, 2004, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $2,754,400.

At September 30, 2004, Morgan Stanley Fund of Funds - Domestic Portfolio, an affiliate of the Investment Manager and Distributor, held 367,472 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $85,000.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2004, the Fund had a net capital loss carryforward of $2,254,211,482 of which $253,526,632 will expire on March 31,2009,
$1,275,591,838 will expire on March 31, 2010, $703,325,894 will expire on March 31, 2011 and $21,767,118 will expire on March 31, 2012 to offset future capital gains to the extent provided by regulations.

As part of the Fund's acquisition of the assets of Morgan Stanley Technology Fund ("Technology"), the Fund obtained a net capital loss carryforward of $1,095,119,505 from Technology. Utilization of

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 (UNAUDITED) continued

this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of March 31, 2004, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and book amortization of discounts on debt securities.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                       FOR THE SIX                      FOR THE YEAR
                                                       MONTHS ENDED                         ENDED
                                                    SEPTEMBER 30, 2004                 MARCH 31, 2004
                                                --------------------------       ---------------------------
                                                       (unaudited)
                                                  SHARES         AMOUNT            SHARES         AMOUNT
                                                -----------   ------------       -----------   -------------
CLASS A SHARES
Sold..........................................      986,079   $  8,896,558         2,071,874   $  19,424,774
Acquisition of Morgan Stanley Technology
  Fund........................................      --             --              2,031,354      19,439,365
Redeemed......................................   (1,344,899)   (12,526,163)       (1,884,019)    (17,733,275)
                                                -----------   ------------       -----------   -------------
Net increase (decrease) - Class A.............     (358,820)    (3,629,605)        2,219,209      21,130,864
                                                -----------   ------------       -----------   -------------
CLASS B SHARES
Sold..........................................      652,985      5,786,787         3,687,631      32,553,778
Acquisition of Morgan Stanley Technology
  Fund........................................      --             --             23,335,652     211,873,383
Redeemed......................................  (10,569,410)   (92,235,617)      (17,075,182)   (152,136,032)
                                                -----------   ------------       -----------   -------------
Net increase (decrease) - Class B.............   (9,916,425)   (86,448,830)        9,948,101      92,291,129
                                                -----------   ------------       -----------   -------------
CLASS C SHARES
Sold..........................................      106,756        951,125           549,959       4,798,140
Acquisition of Morgan Stanley Technology
  Fund........................................           --             --         3,616,872      32,802,962
Redeemed......................................     (955,079)    (8,381,252)       (1,482,387)    (13,501,963)
                                                -----------   ------------       -----------   -------------
Net increase (decrease) - Class C.............     (848,323)    (7,430,127)        2,684,444      24,099,139
                                                -----------   ------------       -----------   -------------
CLASS D SHARES
Sold..........................................      401,375      3,677,137           378,958       3,619,599
Acquisition of Morgan Stanley Technology
  Fund........................................           --             --           908,132       8,847,453
Redeemed......................................     (471,810)    (4,579,778)         (963,178)     (9,080,543)
                                                -----------   ------------       -----------   -------------
Net increase (decrease) - Class D.............      (70,435)      (902,641)          323,912       3,386,509
                                                -----------   ------------       -----------   -------------
Net increase (decrease) in Fund...............  (11,194,003)  $(98,411,203)       15,175,666   $ 140,907,641
                                                ===========   ============       ===========   =============

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 (UNAUDITED) continued

To hedge against adverse interest rate and market risks, the Fund may enter into interest rate futures contracts ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. Acquisition of Morgan Stanley Technology Fund

On October 6, 2003, the Fund acquired all the net assets of Morgan Stanley Technology Fund ("Technology Fund") based on the respective valuations as of the close of business on October 3, 2003 pursuant to a Plan of Reorganization approved by the shareholders of Technology Fund on September 30, 2003. The acquisition was accomplished by a tax-free exchange of 2,031,354 Class A shares of the Fund at a net asset value of $9.58 per share for 7,513,659 Class A shares of Technology Fund; 23,335,652 Class B shares of the Fund at a net asset value of $9.08 per share for 83,750,085 Class B shares of Technology Fund; 3,616,872 Class C shares of the Fund at a net asset value of $9.08 per share for 13,032,221 Class C shares of Technology Fund; and 908,132 Class D shares of the Fund at a net asset value of $9.73 per share for 3,398,510 Class D shares of Technology Fund. The net assets of the Fund and Technology Fund immediately before the acquisition were $560,412,309 and $272,963,163, respectively, including unrealized appreciation of $26,322,101 for Technology Fund. Immediately after the acquisition, the combined net assets of the Fund amounted to $833,375,472.

9. Legal Matters

(1) Beginning October 25, 2002, purported class action complaints were filed in the United States District Court for the Southern District of New York against Morgan Stanley, the Fund, Morgan Stanley Investment Advisors Inc., and certain subsidiaries of Morgan Stanley alleging violations of federal securities laws in connection with the underwriting and management of the Fund. These actions have been consolidated into one action in which plaintiffs allege that Morgan Stanley analysts issued overly optimistic stock recommendations to obtain investment banking business, and that the desire to obtain investment banking business influenced decision made by the Fund Manager. A similar consolidated complaint has been filed with respect to the Technology Fund. Both consolidated complaints have been stayed on consent pending a decision by the United States Court of Appeals for the Second Circuit on the appeal by plaintiffs from a decision dismissing a very similar complaint filed against another mutual funds complex. The Fund and Morgan Stanley believe these lawsuits

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 (UNAUDITED) continued

have no merit. The ultimate outcome of these matters is not presently determinable and no provision has been made in the Fund's financial statements for the effect, if any, of such matters. The Investment Manager has agreed to indemnify the Fund against any losses and claims associated with the Technology Fund complaint.

(2) The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Information Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                      FOR THE SIX                                 FOR THE YEAR ENDED MARCH 31,
                                      MONTHS ENDED             ------------------------------------------------------------------
                                   SEPTEMBER 30, 2004            2004          2003          2002          2001           2000
                                   ------------------          --------      --------      --------      --------       ---------
                                      (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of
         period..................        $10.14                 $ 6.68        $11.29        $14.69        $41.20          $19.23
                                         ------                 ------        ------        ------        ------          ------

Income (loss) from investment
         operations:
    Net investment loss++........         (0.04)                 (0.11)        (0.05)         0.00         (0.08)          (0.27)
    Net realized and unrealized
    gain (loss)..................         (1.26)                  3.57         (4.56)        (3.40)       (21.28)          26.41
                                         ------                 ------        ------        ------        ------          ------

Total income (loss) from
 investment operations...........         (1.30)                  3.46         (4.61)        (3.40)       (21.36)          26.14
                                         ------                 ------        ------        ------        ------          ------

Less distributions from:
    Net realized gain............            --                     --            --            --         (5.14)          (4.17)
    Paid-in-capital..............            --                     --            --            --         (0.01)             --
                                         ------                 ------        ------        ------        ------          ------

Total distributions..............            --                     --            --            --         (5.15)          (4.17)
                                         ------                 ------        ------        ------        ------          ------

Net asset value, end of period...        $ 8.84                 $10.14        $ 6.68        $11.29        $14.69          $41.20
                                         ======                 ======        ======        ======        ======          ======

Total Return+....................        (12.82)%(1)             51.80%       (40.83)%      (23.15)%      (58.71)%        155.88%

Ratios to Average Net Assets(3):
Expenses.........................          1.59 %(2)              1.46%         1.55%         1.32%         1.07%           1.13%

Net investment loss..............         (0.97)%(2)             (1.19)%       (0.60)%        0.00%        (0.26)%         (0.82)%

Supplemental Data:
Net assets, end of period, in
         thousands...............       $43,500                $53,534       $20,434       $36,129       $48,873        $128,325

Portfolio turnover rate..........            42 %(1)               108%           92%          144%          213%            282%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

20
                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL HIGHLIGHTS continued

                               FOR THE SIX                                    FOR THE YEAR ENDED MARCH 31,
                               MONTHS ENDED             -------------------------------------------------------------------------
                            SEPTEMBER 30, 2004            2004           2003           2002            2001             2000
                            ------------------          ---------      ---------      ---------      -----------      -----------
                               (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning
 of period................          $9.58               $   6.36       $  10.84       $  14.22       $    40.37       $    18.99
                                      ---               --------       --------       --------       ----------       ----------

Income (loss) from
 investment operations:
    Net investment
    loss++................          (0.08)                 (0.18)         (0.11)         (0.10)           (0.29)           (0.37)
    Net realized and
    unrealized gain
    (loss)................          (1.18)                  3.40          (4.37)         (3.28)          (20.71)           25.92
                                      ---               --------       --------       --------       ----------       ----------

Total income (loss) from
 investment operations....          (1.26)                  3.22          (4.48)         (3.38)          (21.00)           25.55
                                      ---               --------       --------       --------       ----------       ----------

Less distributions from:
    Net realized gain.....             --                     --             --             --            (5.14)           (4.17)
    Paid-in-capital.......             --                     --             --             --            (0.01)              --
                                      ---               --------       --------       --------       ----------       ----------

Total distributions.......             --                     --             --             --            (5.15)           (4.17)
                                      ---               --------       --------       --------       ----------       ----------

Net asset value, end of
 period...................          $8.32               $   9.58       $   6.36       $  10.84       $    14.22       $    40.37
                                      ===               ========       ========       ========       ==========       ==========

Total Return+.............         (13.15)%(1)             50.63%        (41.38)%       (23.70)%         (59.07)%         154.62%

Ratios to Average Net
Assets(3):
Expenses..................           2.34 %(2)              2.30%          2.40%          2.10%            1.84%            1.58%

Net investment loss.......          (1.72)%(2)             (2.03)%        (1.45)%        (0.78)%          (1.02)%          (1.27)%

Supplemental Data:
Net assets, end of period,
 in thousands.............       $488,964               $657,944       $373,470       $911,276       $1,540,834       $3,799,844

Portfolio turnover rate...             42 %(1)               108%            92%           144%             213%             282%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL HIGHLIGHTS continued

                                       FOR THE SIX                                FOR THE YEAR ENDED MARCH 31,
                                       MONTHS ENDED             -----------------------------------------------------------------
                                    SEPTEMBER 30, 2004            2004          2003          2002          2001          2000
                                    ------------------          --------      --------      --------      --------      ---------
                                       (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of
 period...........................        $ 9.57                 $ 6.36       $ 10.84       $ 14.17       $ 40.26       $  18.98
                                          ------                 ------       -------       -------       -------       --------

Income (loss) from investment
 operations:
    Net investment loss++.........         (0.08)                 (0.18)        (0.11)        (0.07)        (0.30)         (0.49)
    Net realized and unrealized
    gain (loss)...................         (1.18)                  3.39         (4.37)        (3.26)       (20.64)         25.94
                                          ------                 ------       -------       -------       -------       --------

Total income (loss) from
 investment operations............         (1.26)                  3.21         (4.48)        (3.33)       (20.94)         25.45
                                          ------                 ------       -------       -------       -------       --------

Less distributions from:
    Net realized gain.............            --                     --            --            --         (5.14)         (4.17)
    Paid-in-capital...............            --                     --            --            --         (0.01)            --
                                          ------                 ------       -------       -------       -------       --------

Total distributions...............            --                     --            --            --         (5.15)         (4.17)
                                          ------                 ------       -------       -------       -------       --------

Net asset value, end of period....        $ 8.31                 $ 9.57       $  6.36       $ 10.84       $ 14.17       $  40.26
                                          ======                 ======       =======       =======       =======       ========

Total Return+.....................        (13.17)%(1)             50.47%       (41.33)%      (23.50)%      (59.08)%       154.10%

Ratios to Average Net Assets(3):
Expenses..........................          2.34 %(2)              2.29%         2.40%         1.88%         1.89%          1.89%

Net investment loss...............         (1.72)%(2)             (2.02)%       (1.45)%       (0.56)%       (1.07)%        (1.58)%

Supplemental Data:
Net assets, end of period, in
 thousands........................       $45,542                $60,555       $23,150       $52,145       $87,942       $205,073

Portfolio turnover rate...........            42 %(1)               108%           92%          144%          213%           282%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

22
                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL HIGHLIGHTS continued

                                        FOR THE SIX                                FOR THE YEAR ENDED MARCH 31,
                                        MONTHS ENDED             ----------------------------------------------------------------
                                     SEPTEMBER 30, 2004            2004          2003          2002          2001          2000
                                     ------------------          --------      --------      --------      --------      --------
                                        (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of
 period............................        $10.32                $  6.78       $ 11.45       $ 14.86       $ 41.57       $ 19.33
                                           ------                -------       -------       -------       -------       -------

Income (loss) from investment
 operations:
    Net investment income
    (loss)++.......................         (0.04)                 (0.09)        (0.04)         0.02         (0.01)        (0.18)
    Net realized and unrealized
    gain (loss)....................         (1.27)                  3.63         (4.63)        (3.43)       (21.55)        26.59
                                           ------                -------       -------       -------       -------       -------

Total income (loss) from investment
 operations........................         (1.31)                  3.54         (4.67)        (3.41)       (21.56)        26.41
                                           ------                -------       -------       -------       -------       -------

Less distributions from:
    Net realized gain..............            --                     --            --            --         (5.14)        (4.17)
    Paid-in-capital................            --                     --            --            --         (0.01)           --
                                           ------                -------       -------       -------       -------       -------

Total distributions................            --                     --            --            --         (5.15)        (4.17)
                                           ------                -------       -------       -------       -------       -------

Net asset value, end of period.....        $ 9.01                $ 10.32       $  6.78       $ 11.45       $ 14.86       $ 41.57
                                           ======                =======       =======       =======       =======       =======

Total Return+......................        (12.69)%(1)             52.21%       (40.79)%      (22.95)%      (58.66)%      156.56%

Ratios to Average Net Assets(3):
Expenses...........................          1.34 %(2)              1.30%         1.40%         1.10%         0.89%         0.89%

Net investment income (loss).......         (0.72)%(2)             (1.03)%       (0.45)%        0.22%        (0.07)%       (0.58)%

Supplemental Data:
Net assets, end of period, in
 thousands.........................        $9,378                $11,470        $5,337       $27,603       $21,638       $17,994

Portfolio turnover rate............            42 %(1)               108%           92%          144%          213%          282%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              23
                       See Notes to Financial Statements

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.
(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Information Fund

Semiannual Report
September 30, 2004

[MORGAN STANLEY LOGO]

                                                     37929RPT-RA04-00758P-Y09/04

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

      There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Information Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004

                                       3